Deferred Revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 7 – DEFERRED REVENUE

The Company has several signed contracts with customers for the distribution of coupons, or other services, which include payment in advance. The payments are not recorded as revenue until the revenue is earned under its revenue recognition policy discussed in Note 2. Deferred revenue was $227,002 and $120,130 as of December 31, 2015 and 2014, respectively.